13. Leases	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Leases [Abstract]
13. Leases

NOTE 12 –LEASES

In connection with the acquisition of the One More Gym, LLC, the Company assumed a building lease and two equipment leases. The lease terms are under 12 months. Under Topic 842, a short-term lease is a lease that, at the commencement date, has a ‘lease term’ of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Although short-term leases are in the scope of Topic 842, a simplified form of accounting is permitted. A lessee can elect, by class of underlying asset, not to apply the recognition requirements of Topic 842 and instead to recognize the lease payments as lease cost on a straight-line basis over the lease term. The Company has elected the short-term method to account for these leases.

NOTE 13 – LEASES

In connection with the acquisition of the One More Gym, LLC, the Company assumed a building lease and two equipment leases. The lease terms are under 12 months. Under Topic 842, a short-term lease is a lease that, at the commencement date, has a ‘lease term’ of 12 months or less and does not include an option to purchase the underlying asset that the lessee is reasonably certain to exercise. Although short-term leases are in the scope of Topic 842, a simplified form of accounting is permitted. A lessee can elect, by class of underlying asset, not to apply the recognition requirements of Topic 842 and instead to recognize the lease payments as lease cost on a straight-line basis over the lease term. The Company has elected the short-term method to account for these leases.